Transactions With Related Parties - Additional Information (Detail)				1 Months Ended	12 Months Ended
	May 18, 2021 USD ($)	Jun. 05, 2020 USD ($)	Apr. 01, 2020 EUR (€)	Jul. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Management fee, per day, per vessel					$ 280
Due to related parties, current, total					2,476,663	$ 1,491,705
Proceeds From Unconsolidated Joint Ventures And Subsidiaries Classified As Financing Activities					4,428,713	0	$ 1,841,380
Related party transaction, purchases from related party				$ 117,000,000
Advances paid for the acquisition of vessels					$ 23,400,000
Joint Venture [Member]
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage					50.10%
Eco Alice [Member]
Related Party Transaction [Line Items]
Related party transaction, purchases from related party		$ 24,000,000
Eco Texiana [Member]
Related Party Transaction [Line Items]
Related party transaction, purchases from related party		$ 19,500,000
The Manager [Member]
Related Party Transaction [Line Items]
Management fee, per day, per vessel					$ 440
Management fee, per day, per vessel, under bareboat charter					125
Crew management fee, per month, per vessel					$ 2,500
Sales and purchase broker commission fee, percentage					1.00%
Due to related parties, current, total					$ 2,476,663	63,767
Proceeds From Unconsolidated Joint Ventures And Subsidiaries Classified As Financing Activities					0	1,136,682
The Manager [Member] | Additional Charge Per Day When Visits Exceed Five Days In Twelve Month Period [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party					500
Brave [Member]
Related Party Transaction [Line Items]
Related party transaction, purchases from related party	$ 1,398,675
Option premium	$ 1,950,000
Brave [Member] | Gas Enterprises International Inc [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Brave [Member] | Capitalized Construction Supervision Fees [Member]
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party | €			€ 390,000
Imperial [Member]
Related Party Transaction [Line Items]
Payable					$ 0	$ 355,023